COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)																																			1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
		Jan. 20, 2022	Jan. 19, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 15, 2021	Dec. 10, 2021	Nov. 30, 2021	Sep. 21, 2021	Sep. 10, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	Jun. 09, 2021	May 12, 2021	May 10, 2021	Feb. 17, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 09, 2020	Dec. 04, 2019	Jul. 17, 2017	Jan. 02, 2016	Jul. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	May 10, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2016
Product Liability Contingency [Line Items]
Payments for Rent																																				$ 70
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																				176,259	$ 45,790			$ 491,770	$ 149,619
Share-Based Payment Arrangement, Noncash Expense																																				145,259	29,850			397,100	272,147
Deferred Compensation Liability, Current				$ 92,546	$ 92,546															$ 86,307																$ 94,175		$ 86,307		$ 92,546	$ 86,307
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	[1]																																									[2]
Stock Issued During Period, Shares, New Issues					6,802,721	5,714,286		2,082,128	4,512,497		7,823,177	1,000,000	4,629,964	8,300,345	14,700,000		6,000,000				10,000,000	1,769,447	10,000,000	4,000,000		262,481	4,000,000	892,592	2,000,000											85,636,560	14,662,039
Stock Issued During Period, Value, New Issues					$ 68,027	$ 60,000		$ 25,610			$ 158,810		$ 108,804	$ 163,517	$ 235,200		$ 183,600					$ 41,051	$ 163,000	$ 48,000			$ 60,000	$ 26,778	$ 72,800
Share Price				$ 0.01	$ 0.01															$ 0.0329																$ 0.0032		$ 0.0329		$ 0.01	$ 0.0329
Accounts Payable, Current				$ 3,098,770	$ 3,098,770															$ 2,948,964																$ 3,095,020		$ 2,948,964		$ 3,098,770	$ 2,948,964
Two Notes Payable [Member]
Product Liability Contingency [Line Items]
Amount claimed				387,535	387,535																																			387,535
Simons Island [Member] | First Storage Yards [Member]
Product Liability Contingency [Line Items]
Payments for Rent																																								500
Simons Island [Member] | Second Storage Yards [Member]
Product Liability Contingency [Line Items]
Payments for Rent																																								100
Factor [Member]
Product Liability Contingency [Line Items]
Amount claimed																																				387,535
One Customer and Two Vendors [Member]
Product Liability Contingency [Line Items]
Accounts Payable, Current				487,615	487,615																															487,615				487,615
Other Vendors [Member]
Product Liability Contingency [Line Items]
Accounts Payable, Current																																				2,607,405
Other Vendors and Credit Card Companies [Member]
Product Liability Contingency [Line Items]
Accounts Payable, Current				2,611,155	2,611,155																																			2,611,155
Lyell Environmental Services Inc [Member]
Product Liability Contingency [Line Items]
Payments for Rent																																								2,000
Consulting Agreement [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues																		2,500,000
Consulting Agreement [Member] | Sylios Corp [Member]
Product Liability Contingency [Line Items]
Agreement term																																							1
Salary and Wage, Excluding Cost of Good and Service Sold																$ 35,000
Amended Consulting Agreement [Member] | Sylios Corp [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold							$ 10,000			$ 10,000						$ 15,000
David A. Bradford [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Equity Method Investment, Ownership Percentage																																	1.50%	3.50%									4.76%
David A. Bradford [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Agreement term																				two-year period														five-year term							two-year period
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																		$ 108,000
Base salary increase percentage																																		10.00%
Deferred base salary percentage																																		7.00%
Cash bonus percentage																																		1.50%
Adjusted ebitda																																		$ 2,000,000
Deferred Compensation Equity																																											$ 19,947
Ownership interest agreement description																																	upon initiation of its Incentive Stock Plan, the LLC was to grant the Executive an additional one and one half percent
Amount of after tax profits																																	$ 2,000,000
Compensation expense																																				3,500				3,500
Accrued Salaries																																				10,500	10,500
Share-Based Payment Arrangement, Noncash Expense																																				57,750				47,250
Deferred Compensation Liability, Current				3,695	3,695																															3,760				3,695
David A. Bradford [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Remit Payment [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																		84,000
David A. Bradford [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Defer Payment [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																		$ 24,000
David A. Bradford [Member] | Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Incentive Stock Plan [Member]
Product Liability Contingency [Line Items]
Equity Method Investment, Ownership Percentage																																	1.50%
David A. Bradford [Member] | Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Incentive Stock Plan [Member]
Product Liability Contingency [Line Items]
Ownership interest agreement description																																	upon initiation of its Incentive Stock Plan, the LLC was to grant the Executive an additional one and one half percent
Amount of after tax profits																																	$ 2,000,000
Incentive Bonus percentage																																	1.50%
David A. Bradford [Member] | Employment and Director Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Accrued Salaries				42,000	42,000															$ 19,250																		19,250		42,000	$ 19,250
Share-Based Payment Arrangement, Noncash Expense																																								47,250	10,500
Deferred Compensation Liability, Current				3,695	3,695															$ 3,446																		3,446		3,695	$ 3,446
Mr. Edmonds [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Equity Method Investment, Ownership Percentage																																	2.25%
Mr. Edmonds [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Agreement term																				two-year period														five-year term							two-year period
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																		$ 200,000
Base salary increase percentage																																		10.00%
Deferred base salary percentage																																		7.00%
Cash bonus percentage																																		2.50%
Adjusted ebitda																																		$ 2,000,000
Ownership interest agreement description																																	upon initiation of its Incentive Stock Plan, the LLC was to grant the Executive an additional two and one-fourth percent
Amount of after tax profits																																	$ 2,000,000
Incentive Bonus percentage																																	(2.50%)
Deferred Compensation Liability, Current				88,851	88,851															$ 82,861																90,415		$ 82,861		88,851	$ 82,861
Mr. Edmonds [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Remit Payment [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																		160,000
Mr. Edmonds [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Defer Payment [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																		$ 40,000
Mr. Edmonds [Member] | Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Incentive Stock Plan [Member]
Product Liability Contingency [Line Items]
Equity Method Investment, Ownership Percentage																																	2.25%
Mr. Edmonds [Member] | Agreement [Member] | Deep Green Waste & Recycling, LLC [Member] | Incentive Stock Plan [Member]
Product Liability Contingency [Line Items]
Ownership interest agreement description																																	upon initiation of its Incentive Stock Plan, the LLC was to grant the Executive an additional two and one-fourth percent (
Amount of after tax profits																																	$ 2,000,000
Incentive Bonus percentage																																	2.50%
Mr. Edmonds [Member] | Board of Directors Services Agreement [Member]
Product Liability Contingency [Line Items]
Accrued Salaries				20,000	20,000																																			20,000
Mr. Spencer [Member] | Employment Agreement [Member]
Product Liability Contingency [Line Items]
Share-Based Payment Arrangement, Noncash Expense				$ 20,400																$ 16,779																				20,400	69,147
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				2,040,000																850,000
Mr. Spencer [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																$ 10,000
Compensation expense																																			$ 3,500					3,500
Accrued Salaries																																				10,500	$ 10,500
Share-Based Payment Arrangement, Noncash Expense																																								$ 20,400	$ 69,147
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																6,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																																3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																170,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award																																three-year period
Stock Issued During Period, Shares, New Issues																									1,020,000					840,000
Stock Issued During Period, Value, New Issues																									$ 18,768					$ 33,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																								2,040,000	850,000
Share-Based Payment Arrangement, Expense																																								$ 20,400	$ 16,779
Workers' Compensation Liability				$ 47,250	47,250																															57,750				47,250
Mr. Spencer [Member] | Board of Directors Services Agreement [Member]
Product Liability Contingency [Line Items]
Accrued Salaries				20,000	20,000																															25,000				20,000
Mr. Spencer [Member] | Written Employment Agreement [Member]
Product Liability Contingency [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																170,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award																																three-year period
Mr. Spencer [Member] | Written Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																$ 10,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																6,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																																3 years
Lloyd Spencer [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																			1,616,379
Stock Issued During Period, Shares, New Issues		2,040,000	5,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																						850,000			766,379
Lloyd Spencer [Member] | Employment Agreement [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues																									1,020,000					840,000
Stock Issued During Period, Value, New Issues																									$ 18,768					$ 33,600
Lloyd Spencer [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Accrued Salaries																				$ 19,250																		$ 19,250			$ 19,250
Share-Based Payment Arrangement, Noncash Expense																																								42,000
Lloyd Spencer [Member] | Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																															$ 5,000.00
Share Price																															$ 5,000
Lloyd Spencer [Member] | Employment and Director Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Workers' Compensation Liability				$ 42,000	$ 42,000															$ 10,500																		$ 10,500		$ 42,000	$ 10,500
Bill Edmonds [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																			766,379
Stock Issued During Period, Shares, New Issues			11,000,000
Bill Edmonds [Member] | Board of Directors Services Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Product Liability Contingency [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																															$ 5,000.00
Accrued Salaries																																				$ 25,000
Share Price																															$ 5,000

[1]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.
[2]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $0.015. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Conversion Price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. Holder shall be entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note has a term of one (1) year and bears interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.